Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Statement [Abstract]
Revenues	$ 4,290	$ 3,739
Operating expenses:
Cost of revenues	1,773	1,593
Sales and marketing	2,581	1,076
Research and development	16,650	14,443
General and administrative	4,003	3,246
Total operating expenses	25,007	20,358
Loss from operations	(20,717)	(16,619)
Other expense, net:
Interest expense	(2,977)	(748)
Other expense, net	(1,057)	(1,726)
Total other expense, net	(4,034)	(2,474)
Loss before provision for income taxes	(24,751)	(19,093)
Provision for income taxes	352	167
Net loss	(25,103)	(19,260)
Other comprehensive gain:
Unrealized holding gain on available-for-sale securities, net of tax
Comprehensive loss	$ (25,103)	$ (19,260)
Net loss per share:
Basic and diluted (in Dollars per share)	$ (2)	$ (1.62)
Weighted-average common shares outstanding:
Basic and diluted (in Shares)	12,527,229	11,872,698